Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-for-sale Investments - Summary of Available-for-sale Investments - Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income/ Available-For-Sale Investments (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 1,247
Available-for-sale investments		¥ 800
Listed equity investments, at fair value [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	510
Available-for-sale investments		693
Listed equity investments, at fair value [member] | Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	510
Unlisted equity investments, at cost [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	737
Available-for-sale investments		¥ 107
Unlisted equity investments, at cost [member] | Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	438
Unlisted equity investments, at cost [member] | Aviation Data Communication Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	161
Unlisted equity investments, at cost [member] | Others [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 138